UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: September 30th

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2009
Hennessy Cornerstone Large Growth Fund
			% in Net
	Shares	Value	Assets
COMMON STOCKS - 99.62%
Consumer Discretionary - 15.95%
Best Buy Co, Inc.	31,000	$1,038,190	1.66%
Coach, Inc. (a)	66,700	1,792,896	2.87%
Dish Network Corp. (a)	96,900	1,570,749	2.51%
The Gap Inc.	83,700	1,372,680	2.19%
The McGraw-Hill Companies, Inc.	53,000	1,595,830	2.55%
Omnicom Group	42,100	1,329,518	2.13%
TJX Cos, Inc.	40,600	1,277,276	2.04%
		9,977,139	15.95%
Consumer Staples - 2.31%
Avon Products, Inc.	56,100	1,446,258	2.31%
Energy - 29.33%
Baker Hughes, Inc.	32,300	1,177,012	1.88%
Cameron International Corp. (a)	44,400	1,256,520	2.01%
ChevronTexaco Corp.`	15,500	1,026,875	1.64%
ConocoPhillips	26,500	1,114,590	1.78%
Denbury Resources, Inc. (a)	63,900	941,247	1.50%
Diamond Offshore Drilling	15,200	1,262,360	2.02%
ENSCO International, Inc.	35,700	1,244,859	1.99%
EOG Resources, Inc.	16,200	1,100,304	1.76%
Exxon Mobil Corp.	15,200	1,062,632	1.70%
Halliburton Co.	59,500	1,231,650	1.97%
Hess Corp.	16,200	870,750	1.39%
Marathon Oil Corp.	41,300	1,244,369	1.99%
Murphy Oil Corp.	21,000	1,140,720	1.82%
Noble Corporation Baar (b)	39,800	1,203,950	1.93%
Occidental Petroleum Corp.	17,700	1,164,837	1.86%
Schlumberger Ltd. (b)	24,100	1,304,051	2.09%
		18,346,726	29.33%
Health Care - 5.29%
Eli Lilly & Co.	30,800	1,066,912	1.71%
Forest Laboratories, Inc. (a)	47,500	1,192,725	1.91%
Merck & Co., Inc.	37,500	1,048,500	1.67%
		3,308,137	5.29%
Industrials - 30.87%
3M Co.	21,800	1,310,180	2.09%
Boeing Co.	30,800	1,309,000	2.09%
Cooper Industries Ltd. (b)	42,300	1,313,415	2.10%
Cummins, Inc.	42,700	1,503,467	2.40%
Emerson Electric Co.	37,400	1,211,760	1.94%
Fluor Corp.	27,400	1,405,346	2.25%
General Dynamics Corp.	26,600	1,473,374	2.36%
Goodrich Corp.	26,900	1,344,193	2.15%
Honeywell International, Inc.	37,200	1,168,080	1.87%
ITT Industries, Inc.	26,600	1,183,700	1.89%
Lockheed Martin Corp.	14,800	1,193,620	1.91%
Pitney Bowes, Inc.	45,900	1,006,587	1.61%
Precision Castparts Corp.	17,400	1,270,722	2.03%
Rockwell Collins, Inc.	31,900	1,331,187	2.13%
United Technologies Corp.	24,700	1,283,412	2.05%
		19,308,043	30.87%
Information Technology - 10.36%
Dell, Inc. (a)	101,500	1,393,595	2.23%
International Business Machines Corp.	10,800	1,127,736	1.80%
Mastercard, Inc.	6,400	1,070,784	1.71%
Texas Instruments, Inc.	63,500	1,352,550	2.16%
Western Digital Corp. (a)	58,000	1,537,000	2.46%
		6,481,665	10.36%
Materials - 5.51%
Consol Energy, Inc.	34,900	1,185,204	1.90%
Mosaic Co.	24,100	1,067,630	1.71%
Nucor Corp.	26,800	1,190,724	1.90%
		3,443,558	5.51%
Total Common Stocks (Cost $54,901,914)		$62,311,526	99.62%
	Principal		% in Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 0.30%
Variable Rate Demand Notes #- 0.04%

American Family Financial Services	$27,456	$27,456	0.04%
1.8739%
Total Variable Rate Demand Notes (Cost $ 27,456)		27,456	0.04%
Money Markets Funds - 0.26%
Fidelity Government Portfolio
0.2198%	163,219	163,219	0.26%
Total Money Market Funds (Cost $ 163,219)		163,219	0.26%
Total Short-Term Investments (Cost $190,675)		$190,675	0.30%
Total Investments (Cost $55,092,589) - 99.92%		$62,502,201	99.92%
Other Assets in Excess of Liabilities - 0.08%		49,000	0.08%
TOTAL NET ASSETS - 100.00%		$62,551,201	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$55,178,108
	Gross unrealized appreciation	9,185,591
	Gross unrealized depreciation	(1,861,498)
	Net unrealized depreciation	$7,324,093

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009 (Unaudited)

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$9,977,139	$ —	$ —	$9,977,139
Consumer Staples	1,446,258	—	—	$1,446,258
Energy	18,346,726	—	—	$18,346,726
Health Care	3,308,137	—	—	$3,308,137
Industrials	19,308,043	—	—	$19,308,043
Information Technology	6,481,665	—	—	$6,481,665
Materials	3,443,558	—	—	$3,443,558

Total Equity	$ 62,311,526		—	$ 62,311,526

Short-Term Investments	163,219	27,456	—	$190,675

Total Investments in Securities	$ 62,474,745	$ 27,456	—	$ 62,502,201

Schedule of Investments
June 30, 2009
Hennessy Select Large Value Fund
			% in Net
	Shares	Value	Assets
COMMON STOCKS - 99.38%
Consumer Discretionary - 9.11%
Comcast Corp.	95,275	$1,380,535	1.13%
Ford Motor Co. (a)	148,940	904,066	0.74%
The Gap Inc.	64,835	1,063,294	0.87%
Home Depot, Inc.	94,220	2,226,419	1.82%
Johnson Controls, Inc.	59,895	1,300,919	1.07%
Staples, Inc.	59,730	1,204,754	0.99%
Starbucks Corp. (a)	67,260	934,241	0.77%
The Walt Disney Co.	89,800	2,095,034	1.72%
		11,109,262	9.11%
Consumer Staples - 5.96%
Clorox Co.	21,670	1,209,836	0.99%
ConAgra Foods, Inc.	51,480	981,209	0.80%
Lorillard, Inc.	15,805	1,071,105	0.88%
PepsiCo, Inc.	22,965	1,262,156	1.04%
Procter & Gamble Co.	53,745	2,746,370	2.25%
		7,270,676	5.96%
Energy - 18.90%
Anadarko Petroleum Corp.	53,650	2,435,173	2.00%
Apache Corp.	37,190	2,683,258	2.20%
ChevronTexaco Corp.	82,550	5,468,937	4.48%
EOG Resources, Inc.	17,780	1,207,618	0.99%
Exxon Mobil Corp.	92,815	6,488,697	5.32%
Noble Energy, Inc.	25,300	1,491,941	1.22%
Occidental Petroleum Corp.	31,810	2,093,416	1.71%
Schlumberger Ltd. (b)	22,050	1,193,126	0.98%
		23,062,166	18.90%
Financials - 22.73%
Bank of America Corp.	246,945	3,259,674	2.67%
BB&T Corp.	48,100	1,057,238	0.87%
Capital One Financial Corp.	17,220	376,774	0.31%
Citigroup, Inc.	95,825	284,600	0.23%
Digital Realty Trust, Inc.	24,780	888,363	0.73%
The Goldman Sachs Group, Inc.	22,160	3,267,270	2.68%
Huntington Bancshares, Inc.	127,690	533,744	0.44%
J.P. Morgan Chase & Co.	104,580	3,567,224	2.92%
MetLife, Inc.	54,110	1,623,841	1.33%
Morgan Stanley	47,810	1,363,063	1.12%
PartnerRe Ltd. (b)	17,830	1,158,059	0.95%
PNC Financial Services Group	9,545	370,442	0.30%
Prudential Financial, Inc.	28,395	1,056,862	0.87%
Simon Property Group, Inc.	33,744	1,735,439	1.42%
State Street Corp.	23,190	1,094,568	0.90%
Travelers Companies, Inc.	39,730	1,630,519	1.34%
US Bancorp	94,245	1,688,870	1.38%
Wells Fargo & Co.	114,320	2,773,403	2.27%
		27,729,953	22.73%
Health Care - 10.43%
Baxter International, Inc.	43,645	2,311,439	1.90%
Cephalon, Inc. (a)	16,975	961,634	0.79%
DaVita, Inc. (a)	37,510	1,855,245	1.52%
Pfizer, Inc.	107,395	1,610,925	1.32%
Quest Diagnostics	37,810	2,133,618	1.75%
Schering Plough Corporation	80,755	2,028,566	1.66%
Wellpoint, Inc. (a)	35,785	1,821,099	1.49%
		12,722,526	10.43%
Industrials - 9.63%
CSX Corp.	42,495	1,471,602	1.21%
Deere & Co.	32,740	1,307,963	1.07%
General Dynamics Corp.	15,725	871,008	0.71%
General Electric Co.	289,375	3,391,475	2.78%
Jacobs Engineering Group, Inc. (a)	21,365	899,253	0.74%
Lockheed Martin Corp.	13,455	1,085,146	0.89%
Tyco International Ltd. (b)	69,495	1,805,480	1.48%
United Technologies Corp.	17,710	920,211	0.75%
		11,752,138	9.63%
Information Technology - 5.67%
Applied Materials, Inc.	103,200	1,132,104	0.93%
Hewlett-Packard Co.	59,355	2,294,071	1.88%
Microsoft Corp.	93,970	2,233,667	1.83%
Teradata Corp Del (a)	27,790	651,120	0.53%
Yahoo!, Inc. (a)	39,135	612,854	0.50%
		6,923,816	5.67%
Materials - 3.24%
Crown Holdings, Inc. (a)	31,545	761,496	0.62%
FMC Corp.	31,090	1,470,557	1.21%
International Paper Co.	31,480	476,293	0.39%
Mosaic Co.	8,390	371,677	0.30%
Nucor Corp.	19,695	875,049	0.72%
		3,955,072	3.24%
Metals & Mining - 0.40%
Freeport-McMoRan Copper & Gold, Inc.	9,730	487,570	0.40%
Telecommunication Services - 6.23%
AT&T, Inc.	136,650	3,394,386	2.78%
Quest Communications	149,540	620,591	0.51%
Verizon Communications, Inc.	116,855	3,590,954	2.94%
		7,605,931	6.23%
Utilities - 7.08%
Duke Energy Corp.	119,540	1,744,089	1.43%
Edison International	69,745	2,194,178	1.80%
FPL Group, Inc.	50,540	2,873,704	2.36%
MDU Resources Group, Inc.	65,655	1,245,475	1.02%
Questar Corp.	18,520	575,231	0.47%
		8,632,677	7.08%
TOTAL COMMON STOCKS (Cost $117,950,110)		$121,251,787	99.38%
	Principal		% in Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 1.53%
Variable Rate Demand Notes# - 0.03%
American Family Financial Services	$44,070	$44,070	0.03%
1.8739%
Total Variable Rate Demand Notes (Cost $ 44,070)		44,070	0.03%
Money Markets Funds - 1.50%
Fidelity Government Portfolio
0.2198%	1,831,560	1,831,560	1.50%
Total Money Market Funds (Cost $ 1,831,560)		1,831,560	1.50%
TOTAL SHORT TERM INVESTMENTS (Cost $1,875,630)		$1,875,630	1.53%
Total Investments (Cost $119,825,740) - 100.91%		$123,127,417	100.91%
Other Assets in Excess of Liabilities - 0.91%		(1,114,434)	(0.91)%
TOTAL NET ASSETS - 100.00%		$122,012,983	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$126,430,937
	Gross unrealized appreciation	7,017,814
	Gross unrealized depreciation	(9,436,993)
	Net unrealized depreciation	$(2,419,179)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 11,109,262	$ —	$ —	$11,109,262
Consumer Staples	7,270,676	—	—	$7,270,676
Energy	23,062,166	—	—	$23,062,166
Financials	27,729,953	—	—	$27,729,953
Health Care	12,722,526	—	—	$12,722,526
Industrials	11,752,138	—	—	$11,752,138
Information Technology	6,923,816	—	—	$6,923,816
Materials	3,955,072	—	—	$3,955,072
Metals & Mining	487,570	—	—	$487,570
Telecommunications Services	7,605,931	—	—	$7,605,931
Utilities	8,632,677	—	—	$8,632,677

Total Equity	$ 121,251,787	—	—	$ 121,251,787

Short-Term Investments	1,831,560	44,070	—	$1,875,630

Total Investments in Securities	$ 123,083,347	$ 44,070	—	$ 123,127,417

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hennessy Funds Trust

By (Signature and Title)                      /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        8/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         8/24/09

By (Signature and Title)*                    /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date          8/24/09